Average Annual Total Returns{- Fidelity® Leveraged Company Stock Fund} - 07.31 Fidelity Leveraged Company Stock Fund Retail PRO-07 - Fidelity® Leveraged Company Stock Fund	Fidelity Leveraged Company Stock Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Leveraged Company Stock Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Leveraged Company Stock Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS006 Past 1 year	RS006 Past 5 years	RS006 Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXXVV Past 1 year	IXXVV Past 5 years	IXXVV Past 10 years
Total	35.60%	6.69%	10.95%	35.57%	3.54%	9.22%	21.10%	4.70%	8.77%	30.54%	9.33%	13.19%	31.49%	11.70%	13.56%	20.53%	2.64%	7.58%